Lease Prepayments (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lease Prepayments
Amortization of Leased Asset	$ 82	¥ 534	¥ 524	¥ 524
Finite-Lived Intangible Assets, Net	$ 2,181				¥ 14,232
Land Subject To Ground Leases Maturity Date Description	The land use rights for land with area of approximately 43,878 square meters, 30,373 square meters will expire in November 2050 and May 2053, respectively.	The land use rights for land with area of approximately 43,878 square meters, 30,373 square meters will expire in November 2050 and May 2053, respectively.